OTHER FINANCIAL INFORMATION - Items reported in accrued expenses (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL INFORMATION
Deferred revenue		$ 160.9	$ 170.5
Accrued payroll and other employee compensation		145.4	133.6
Product warranty	$ 36.9	43.2	44.9
Estimated Litigation Liability, Current	96.5	92.9	60.0
Lease Incentive, Payable, Current		425.3	395.3
Accrued Liabilities, Current	$ 761.6	$ 867.7	$ 804.3